PARNASSUS CORE EQUITY FUND

Portfolio of Investments as of September 30, 2020 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (3.5%)
FedEx Corp.	2,813,866	707,743,576

Airlines (0.9%)
Southwest Airlines Co.	4,677,568	175,408,800

Apparel & Luxury Goods (2.3%)
VF Corp.	6,551,767	460,261,632

Biotechnology (1.0%)
Gilead Sciences Inc.	3,104,258	196,158,063

Capital Markets (4.9%)
Charles Schwab Corp.	9,065,935	328,458,825
CME Group Inc.	4,080,980	682,788,764

		1,011,247,589
Chemicals (3.2%)
Linde plc	2,765,718	658,600,427

Commercial Services & Supplies (2.9%)
Waste Management Inc.	5,196,934	588,137,021

Communications Equipment (1.5%)
Cisco Systems Inc.	7,928,269	312,294,516

Diversified Telecom Services (4.1%)
Verizon Communications Inc.	14,101,762	838,913,821

Equity Real Estate Investment Trusts (1.7%)
Digital Realty Trust Inc.	2,327,707	341,614,279

Food & Staples Retailing (3.1%)
Costco Wholesale Corp.	1,783,589	633,174,095

Food Products (2.7%)
Mondelez International Inc., Class A	9,699,650	557,244,893

Health Care Equipment (7.4%)
Becton Dickinson and Co.	2,686,376	625,065,968
Danaher Corp.	4,136,865	890,791,140

		1,515,857,108
Health Care Technology (2.4%)
Cerner Corp.	6,813,470	492,545,746

Household Products (3.7%)
The Clorox Co.	1,774,956	373,042,502
The Procter & Gamble Co.	2,733,874	379,981,147

		753,023,649
Interactive Media & Services (2.7%)
Alphabet Inc., Class A [q]	380,301	557,369,146

Internet (5.6%)
Amazon.com Inc. [q]	359,817	1,132,966,582

Internet & Catalog Retail (2.2%)
Booking Holdings Inc. [q]	263,653	451,025,914

IT Services (5.5%)
Fiserv Inc. [q]	4,041,416	416,467,919
Mastercard Inc., Class A	2,092,754	707,706,620

		1,124,174,539
Machinery (6.4%)
Deere & Co.	3,311,928	734,022,603
Pentair plc	6,224,657	284,902,551
Xylem Inc.	3,431,400	288,649,368

		1,307,574,522
Media (4.3%)
Comcast Corp., Class A	18,841,578	871,611,398

Professional Services (2.3%)
Verisk Analytics Inc.	2,576,286	477,411,559

Road & Rail (1.4%)
Kansas City Southern	1,547,682	279,867,336

Semiconductor Equipment (9.0%)
Applied Materials Inc.	10,187,912	605,671,368
Intel Corporation	7,173,597	371,448,853
Micron Technology Inc. [q]	6,381,331	299,667,304
NVIDIA Corp.	1,021,881	553,062,435

		1,829,849,960
Software (12.6%)
Adobe Inc. [q]	927,909	455,074,411
Cadence Design Systems Inc. [q]	4,481,632	477,876,420
Microsoft Corp.	5,825,233	1,225,221,257
Synopsys Inc. [q]	1,897,843	406,100,445

		2,564,272,533
Technology Hardware (1.4%)
Apple Inc.	2,417,512	279,972,065

Total investment in equities (98.7%) (cost $14,469,768,836)		20,118,320,769

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Providence Bank & Trust	0.25%	09/24/2021	250,000	240,164
Self-Help Federal Credit Union	2.12%	10/16/2020	250,000	249,591

				489,755
Certificates of Deposit Account Registry Service (0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/12/2020 Participating depository institutions: Androscoggin Savings Bank, par 238,500; Bank of Weston, par 238,500; Catskill Hudson Bank, par 92,000; Industrial Bank, par 238,500; Primary Bank, par 238,500; Prime Alliance Bank, par 238,500; Regent Bank, par 238,500; The State Bank and Trust Company, par 238,500 United Bank, par 238,500 (cost $1,964,615)	1.20%	03/11/2021	2,000,000	1,964,615

Community Development Loans (0.0%) α
BlueHub Loan Fund	1.00%	04/15/2021	100,000	96,725
New Hampshire Community Loan Fund	1.00%	07/31/2021	500,000	470,447
Root Capital Loan Fund	1.25%	02/01/2021	200,000	195,953
Vermont Community Loan Fund	1.00%	04/15/2021	100,000	96,724

				859,849
Time Deposits (1.3%)
Citibank, New York	0.01%	10/01/2020	81,750,460	81,750,460
JPMorgan Chase, New York	0.01%	10/01/2020	189,517,991	189,517,991

				271,268,451
Total short-term securities (1.3%) (cost $274,582,670)				274,582,670

Total securities (100.0%) (cost $14,744,351,506)				20,392,903,439

Other assets and liabilities (0.00%)				(10,614,355)

Total net assets (100.0%)				20,382,289,084

q	This security is non-income producing.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.
plc	Public Limited Company

The portfolio of investments as of September 30, 2020 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2020, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus Core Equity Fund
Cost of long-term investments	$14,470,689,760

Unrealized appreciation	$5,924,152,031
Unrealized depreciation	(275,600,098)

Net unrealized appreciation	$5,648,551,933

The Parnassus Core Equity Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 – unadjusted quoted prices in active markets for identical investments, Level 2 – other significant observable inputs (including quoted prices for similar investments) and Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2020, that is valued at fair value on a recurring basis:

Investment Securities Equities:	Level 1	Level 2	Level 3	Total
Communication Services	$2,267,894,366	$—	$—	$2,267,894,366
Consumer Discretionary	2,044,254,128	—	—	2,044,254,128
Consumer Staples	1,943,442,637	—	—	1,943,442,637
Financials	1,011,247,589	—	—	1,011,247,589
Health Care	2,204,560,918	—	—	2,204,560,918
Industrials	3,536,142,813	—	—	3,536,142,813
Information Technology	6,110,563,612	—	—	6,110,563,612
Materials	658,600,427	—	—	658,600,427
Real Estate	341,614,279	—	—	341,614,279
Short-Term Investments	271,268,451	—	3,314,219	274,582,670

Total	$20,389,589,220	$—	$3,314,219	$20,392,903,439

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of September 30, 2020:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2019	$3,444,929
Discounts/premiums amortization	(30,710)
Purchases	3,150,000
Sales	(3,250,000)

Balance as of September 30, 2020	$3,314,219

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2020	Valuation Technique	Unobservable Input	(Weighted Average)
Certificates of Deposit	$2,454,370	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$859,849	Liquidity Discount	Discount for Lack of Marketability and Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis. and methods used to substantiate the unobservable inputs on a quarterly basis.